Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the U.S. (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities, and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Uses of estimates and assumptions

Uses of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods presented. These estimates are based on information as of the date of the consolidated financial statements. The estimates required to be made by management include, but are not limited to, useful lives of property and equipment and intangible assets, the incremental borrowing rate used in operating lease right-of-use assets and lease liabilities, the valuation of accounts receivable, the recoverability of long-lived assets and contingencies. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent demand deposits placed with banks and cash on hand, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash. The Company maintains the majority of its bank accounts in the PRC. Cash balances in bank accounts in the PRC are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2023 and 2024, cash and cash equivalents balance in the PRC were RMB7,081,932 and RMB3,910,713 (US$535,765), respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, due from related parties, accounts payable, deferred revenue, other payables, bank loans, and due to related parties, approximates their recorded values due to their short-term maturities.

The Company determined that the carrying value of the lease liabilities approximated their fair value as the interest rates used to discount the contracts approximate market rates. The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2023 and 2024.

Accounts receivable and allowance for credit loss

Accounts receivable and allowance for credit loss

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606. The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

Prior to the Company’s adoption of ASU 2016-13, accounts receivable are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyses historical bad debt, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote.

After the adoption of ASU 2016-13, The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. For the years ended December 31, 2022, 2023 and 2024, the expected credit loss amounted to nil, nil and RMB102,200 (US$14,002), respectively.

Deferred IPO costs

Deferred IPO costs

Deferred IPO costs consist principally of legal, accounting and consulting costs in connecting with the proposed IPO. Such costs are deferred until the closing of the IPO, at which time the deferred costs are offset against the offering proceeds. These costs were charged against the gross proceeds of the IPO during the year ended December 31, 2024 upon the Company’s completion of its IPO on May 17, 2024.

Deferred revenue

Deferred revenue

Deferred revenue represents the upfront payments received upon the signing of a contract for one-stop comprehensive education supporting services with adult education institutions. The deferred revenue is subsequently released into revenue once the adult education institutions receive and consume benefits of such services and is released using straight-line method based on the contract term. As of December 31, 2023 and 2024, the deferred revenue amounted to RMB58,293 and RMB620,000 (US$84,940), respectively.

Contingencies

Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight- line method, as follows:

Useful life
Motor vehicles	4 years
Office equipment	3 years
Leasehold improvement	Over shorter of the lease term and the remining useful life

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income as other income or expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets, including property and equipment, intangible assets and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2022, 2023 and 2024, no impairment of long-lived assets was recognized.

Leases

Leases

The Company leases offices in the PRC under operating leases. The Company determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Company’s incremental borrowing rate is the estimated rate the Company would be required to pay for collateralized borrowing equal to the total lease payments over the term of the lease. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing rent expenses when the lessor makes the underlying asset available to the Company.

For short-term leases, the Company records operating lease expenses in its consolidated statements of Income and comprehensive income on a straight-line basis over the lease term.

The Company adopted Accounting Standards Codification (“ASC”) Topic 842, Lease (“ASC 842”) on January 1, 2021, using the modified retrospective method. The Company determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

As the lessee, the Company recognizes in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Company makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities and recognizes lease expenses for such lease generally on a straight-line basis over the lease term. For the years ended December 31, 2022, 2023 and 2024, the Company did not have any lease expenses of the leases with a term of 12 months or less.

Operating lease assets are included within right-of-use assets — operating lease, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheets as of December 31, 2023 and 2024.

Intangible Assets, net

Intangible Assets, net

Intangible assets consist primarily of software purchased and under development and copyrights purchased. Software purchased and under development for internal use, including fees paid to third parties for services provided to develop the software, are stated at cost less accumulated amortization and impairment, if any. Generally, software is amortized using the straight-line method over its estimated useful life, which is typically 5 to 10 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. Copyrights represent the copyright certificate applied for vocational education and are initially stated at cost and amortized over their estimated useful lives. However, if the copyrights are not expected to generate future economic benefits at the time of recognition, amortization is deferred until such time as economic benefits are anticipated to begin.

Prepayment for acquisition

Prepayment for acquisition

Prepayment for acquisition represents advance payments made by the Company for assets that are to be received in the future. These prepayments are recognized as assets on the consolidated balance sheet when the payment is made, provided the Company has a legal or contractual right to the future economic benefits associated with the prepayment. As of December 31, 2023 and 2024, the prepayment for acquisition amounted to nil and RMB32,000,000 (US$4,383,982), respectively.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers for all periods presented. Accordingly, the consolidated financial statements for the years ended December 31, 2022, 2023 and 2024 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

One-stop comprehensive education supporting services

The Company enters into service contracts with adult education institutions to provide one-stop comprehensive education supporting services. It is within the scope of the revenue recognition standard that the essence of such contractual arrangements involves the Company providing one-stop comprehensive education supporting services to adult education institutions, and those services or activities are considered part of the Company’s ordinary business operations and are exchanged for compensation. Accordingly, the Company identifies its customer as the adult education institutions to which it provides services. One-stop comprehensive education supporting services encompass exam administration services and teaching support services throughout the entire teaching cycle from pre-enrollment to post-graduation. Specifically, the Company offers pre-enrollment guidance on school/major selection and application strategy development, training for entrance exams, and assistance in the application process. Additionally, the Company provides offline tutoring, exam administration services, and analysis of students’ learning progress throughout the course of study, and the Company also offers post-graduation guidance on graduation thesis, and social practice assistance. The Company determined the transaction price based on customer demand, effect of competitors on the Company’s services, the number of students to be served and other market factors. The transaction price does not change, once the Company have verified the number of students to be served with adult education institutions. The Company currently does not have any modification of contract and the contracts currently do not have any variable consideration.

The Company provides one-stop comprehensive education supporting services from pre-enrollment services to post-graduation services. The adult education institutions take all the comprehensive education supporting services and without the comprehensive services the Company provides, the adult education institutions’ ability to benefit from the one-stop comprehensive education supporting services would be significantly limited over the contract term. These comprehensive services need to be combined into a single performance obligation because they are not separately identifiable in the contract. A customer obtains control of service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that service. The Company typically verifies the number of students served with the adult education institutions at the beginning of the year then issues settlement statements to the adult education institutions and, upon receipt of the adult education institutions’ services confirmation, the Company issues a bill to the customers. The Company satisfies its performance obligations to provide the comprehensive services to the adult education institutions throughout the terms of the contract. Therefore, the revenue from such services is recognized over the contract term on a monthly straight-line basis as adult education institutions receive and consume the benefits of such services.

The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in direct costs of revenue under costs and expenses. The Company uses independent contractors and third-party companies in the performance of its education supporting services. The Company evaluates who controls the education supporting services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its education supporting services performance obligation since it is in control of establishing the prices for these services and managing all aspects of services delivered to the institutions’ students. The Company determined it acts as the agent for textbooks ordering and delivery services as the company does not have the control of establishing the prices and does not bear the inventory risk.

Value added tax ("VAT")

Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates of 6%. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payables. All of the VAT returns filed by the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC740 (“ASC740”), Income Taxes. The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the years ended December 31, 2022, 2023 and 2024. All of the tax returns of the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Employee defined contribution plan

Employee defined contribution plan

Full-time employees of the Company in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on government prescribed percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred. For the years ended December 31, 2022, 2023 and 2024, employee welfare contribution expenses amounted to RMB386,518, RMB475,456 and RMB557,800 (US$76,418), respectively.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

Segment reporting

The Company operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The Company’s CODM assess the Company’s performance and results of operations on a consolidated basis. The Company generates substantially all of its revenue from clients in China. Accordingly, no geographical segments are presented. Substantially all of the Company’s long-lived assets are located in China.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share.” ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (such as convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (such as those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2022, 2023 and 2024, there were no dilutive shares.

Foreign currency translation

Foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Company’s entities incorporated in the Cayman Islands and Hong Kong is the United States Dollar (“US$”). The functional currency of the Company’s PRC subsidiaries is the RMB.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income.

The Company’s reporting currency is RMB. For entities within the Company that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenue, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of income and comprehensive income and the consolidated statements of changes in shareholders’ equity.

Convenience Translation into United States Dollars

Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.2993 on December 31, 2024. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Research and Development Expenses

Research and Development Expenses

Research and development (“R&D”) expenses consist primarily of salaries and related personnel costs, depreciation and the cost of services used for the development of services management system. Other than software disclosed in intangible assets, all costs associated with R&D are expensed as incurred. For the years ended December 31, 2022, 2023 and 2024, research and development expenses were RMB378,502 RMB695,815 and RMB709,828 (US$97,246), respectively.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (the “FASB”) issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company does not plan to early adopt ASU 2023-09 and is evaluating the impact of adoption of ASU 2023-09 on the consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.